Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Supplemental Information Related to Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 is as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	1,464,791	1,580,099	225,951
Operating lease liabilities, current	640,245	664,304	94,994
Operating lease liabilities, non-current	780,036	897,811	128,385
Total operating lease liabilities	1,420,281	1,562,115	223,379
Weighted average remaining lease term	3.09 years	3.17 years	3.17 years
Weighted average discount rate	8.7%	7.9%	7.9%

Summary Lease, Cost

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive (loss)/income and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost	887,006	817,017	834,060	119,269
Short-term lease cost	8,285	9,384	23,851	3,411
Variable lease cost	7,073	-	-	-
Total	902,364	826,401	857,911	122,680
Cash paid for operating leases	904,637	827,128	817,150	116,851
Right-of-use assets obtained in exchange for operating lease liabilities	537,700	600,265	409,248	58,522

Summary of Maturity of Operating Lease Liabilities

A summary of the maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2025 is as follows:

	As of December 31, 2025
	RMB	US$
	(in thousands)
2026	753,350	107,728
2027	455,631	65,154
2028	303,780	43,440
2029	151,821	21,710
2030	59,490	8,507
Thereafter	17,787	2,544
Total future lease payments	1,741,859	249,083
Less: imputed interest	(179,744)	(25,704)
Total operating lease liabilities	1,562,115	223,379